Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 62,192	€ 60,302
Additions	4,407	8,049
Depreciation capitalized	104	216
Depreciation	(6,205)	(7,032)
Reversals	648	382
Impairments	(3,754)	(2,412)
Write-off	(305)	(270)
Disposals		(113)
Currency translation differences	(4,140)	1,044
Initial recognition and changes in estimates	955	2,074
Other changes	41	(48)
Property, plant and equipment - end of the year	53,943	62,192
Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,218	1,274
Additions	12	12
Depreciation	(55)	(60)
Reversals	13	44
Impairments	(82)	(47)
Disposals		(1)
Currency translation differences	(2)	2
Transfers	39	42
Other changes	(15)	(48)
Property, plant and equipment - end of the year	1,128	1,218
E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	46,492	42,856
Additions	6	144
Depreciation	(5,642)	(6,435)
Reversals	183	65
Impairments	(1,551)	(659)
Disposals		(3)
Currency translation differences	(3,325)	815
Initial recognition and changes in estimates	870	2,028
Transfers	2,677	7,568
Other changes	(62)	113
Property, plant and equipment - end of the year	39,648	46,492
Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	3,632	3,901
Additions	229	223
Depreciation	(508)	(537)
Reversals	342	69
Impairments	(972)	(500)
Write-off	(1)	(5)
Disposals		(1)
Currency translation differences	(75)	21
Transfers	755	597
Other changes	(103)	(136)
Property, plant and equipment - end of the year	3,299	3,632
E&P exploration assets and appraisal
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,563	1,267
Additions	265	508
Depreciation capitalized	4	14
Write-off	(296)	(216)
Disposals		(22)
Currency translation differences	(119)	24
Initial recognition and changes in estimates	(9)	25
Transfers	(47)	(42)
Other changes	(20)	5
Property, plant and equipment - end of the year	1,341	1,563
E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	7,412	9,195
Additions	3,127	6,170
Depreciation capitalized	100	202
Reversals	98	65
Impairments	(567)	(669)
Write-off	(7)	(49)
Disposals		(80)
Currency translation differences	(605)	181
Initial recognition and changes in estimates	94	21
Transfers	(2,630)	(7,526)
Other changes	96	(98)
Property, plant and equipment - end of the year	7,118	7,412
Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,875	1,809
Additions	768	992
Reversals	12	139
Impairments	(582)	(537)
Write-off	(1)
Disposals		(6)
Currency translation differences	(14)	1
Transfers	(794)	(639)
Other changes	145	116
Property, plant and equipment - end of the year	1,409	1,875
Gross carrying amount
Property, plant and equipment
Property, plant and equipment - beginning of the year	192,815
Property, plant and equipment - end of the year	184,641	192,815
Gross carrying amount | Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	4,067
Property, plant and equipment - end of the year	4,082	4,067
Gross carrying amount | E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	144,789
Property, plant and equipment - end of the year	136,468	144,789
Gross carrying amount | Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	28,191
Property, plant and equipment - end of the year	28,839	28,191
Gross carrying amount | E&P exploration assets and appraisal
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,563
Property, plant and equipment - end of the year	1,341	1,563
Gross carrying amount | E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	11,406
Property, plant and equipment - end of the year	11,169	11,406
Gross carrying amount | Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	2,799
Property, plant and equipment - end of the year	2,742	2,799
Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Property, plant and equipment - beginning of the year	(130,623)
Property, plant and equipment - end of the year	(130,698)	(130,623)
Accumulated depreciation, amortisation and impairment | Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	(2,849)
Property, plant and equipment - end of the year	(2,954)	(2,849)
Accumulated depreciation, amortisation and impairment | E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	(98,297)
Property, plant and equipment - end of the year	(96,820)	(98,297)
Accumulated depreciation, amortisation and impairment | Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	(24,559)
Property, plant and equipment - end of the year	(25,540)	(24,559)
Accumulated depreciation, amortisation and impairment | E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	(3,994)
Property, plant and equipment - end of the year	(4,051)	(3,994)
Accumulated depreciation, amortisation and impairment | Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	(924)
Property, plant and equipment - end of the year	€ (1,333)	€ (924)